[HARDING, LOEVNER LOGO]
                                                    HARDING, LOEVNER FUNDS, INC.

                  SEMI-ANNUAL REPORT
                  APRIL 30, 2001

                      Portfolios managed by
                      Harding, Loevner Management, L.P.

                     INTERNATIONAL EQUITY PORTFOLIO

                     GLOBAL EQUITY PORTFOLIO

                     MULTI-ASSET GLOBAL PORTFOLIO

                     EMERGING MARKETS PORTFOLIO

                     P.O. Box 9130
                      Boston, MA 02117-9130
                      Telephone: 877-435-8105
                      Fax: 617-927-8400

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                          June 22, 2001

Dear Shareholder:

Enclosed is the Semi-Annual Report to Shareholders for the six-month fiscal period ended April 30, 2001, as required by regulation.

Our regular quarterly narrative discussing developments in the calendar quarter ended June 30, 2001 will be sent to you shortly.

                                                         Sincerely,

                                                          /s/ David R. Loevner

                                                         David R. Loevner
                                                         President

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
TABLE OF CONTENTS

--------------------------------------------------------------------------------

Statements of Net Assets
    International Equity Portfolio................   1
    Global Equity Portfolio.......................   4
    Multi-Asset Global Portfolio..................   8
    Emerging Markets Portfolio....................  12

Statements of Operations..........................  16

Statements of Changes in Net Assets...............  17

Financial Highlights..............................  19

Notes to Financial Statements.....................  23

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS

APRIL 30, 2001 (UNAUDITED)                  SHARES       VALUE (1)

--------------------------------------------------------------------

LONG TERM INVESTMENTS - 97.3%
---------------------------

COMMON STOCKS - 96.7%
---------------------

AUSTRALIA - 2.7%
--------------
Rio Tinto Ltd. (Diversified Metal
Producers)                                    525,700  $   9,924,076
                                                       -------------

BRAZIL - 2.7%
-----------
Companhia Vale do Rio Doce - ADR (Metals
& Mining)                                     160,900      3,732,880
Embraer Aircraft Corp. - ADR (Aerospace
& Defense)                                    137,400      6,156,894
                                                       -------------
                                                           9,889,774
                                                       -------------
CANADA - 2.9%
------------
Imperial Oil Ltd. (Integrated
International Oil Producers)                  389,300     10,705,750
                                                       -------------

DENMARK - 2.7%
--------------
ISS A/S (Service Organizations)*              170,400      9,918,392
                                                       -------------

FINLAND - 2.7%
------------
Nokia Corp. - ADR (Communications)            287,800      9,839,882
                                                       -------------

FRANCE - 12.3%
-------------
Air Liquide (Industrial Chemicals &
Gases Manufacturers)                           69,740     10,498,394
Carrefour SA (Miscellaneous Retailers)        121,700      7,018,448
Compagnie Generale d'Industrie et de
Participations (General Diversified)*         268,661     11,670,889
Dassault Systemes SA (Software)               112,900      5,575,096
Suez Lyonnaise des Eaux SA (Water
Companies)*                                    72,610     10,724,441
                                                       -------------
                                                          45,487,268
                                                       -------------
GERMANY - 5.2%
--------------
Allianz AG (Insurance Companies)               25,530      7,344,610
Deutsche Bank AG (Commercial Banks)           143,350     11,698,353
                                                       -------------
                                                          19,042,963
                                                       -------------
HONG KONG - 6.5%
---------------
China Mobile HK Ltd. - ADR (Telephone
Systems)*                                     261,500      6,621,180
Hutchison Whampoa Ltd. (General
Diversified)                                  765,600      8,270,522
Li & Fung Ltd. (Wholesalers)                4,746,000      9,006,385
                                                       -------------
                                                          23,898,087
                                                       -------------
IRELAND - 5.0%
------------
Elan Corp. plc - ADR (Ethical Drug
Manufacturers)*                               203,600     10,210,540
SmartForce plc - ADR (Electronic Data
Processing Equipment)*                        225,580      8,118,624
                                                       -------------
                                                          18,329,164
                                                       -------------
ISRAEL - 2.0%
-----------
Teva Pharmaceutical Industries Ltd. -
ADR (Ethical Drug Manufacturers)              137,100      7,465,095
                                                       -------------

ITALY - 1.5%
----------
Luxottica Group SPA - ADR (Miscellaneous
Retailers)                                    381,300      5,669,931
                                                       -------------

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS

APRIL 30, 2001 (UNAUDITED) (CONTINUED)      SHARES       VALUE (1)

--------------------------------------------------------------------

JAPAN - 14.0%
------------
Asatsu-DK Inc. (Advertising Agencies)         264,300  $   5,937,042
Atlantis Japan Growth Fund (Mutual
Funds)*                                       539,100      5,417,955
Canon Inc. (Business Machines & Office
Equipment)                                    230,000      9,029,830
Daiichi Pharmaceutical (Pharmaceuticals)      373,000      8,122,152
Fujitsu Ltd. (Computer Software &
Processing)                                   181,000      2,490,792
Hirose Electronics Co., Ltd. (Parts &
Components)                                    58,000      5,483,790
Mitsubishi Tokyo Financial Group Inc.
(Banks)*                                           91        928,158
Mizuho Holdings Inc. (Financial
Services)                                         860      5,297,770
Sony Corp. - ADR (Radio, TV, &
Phonograph Manufacturers)                     114,900      8,807,085
                                                       -------------
                                                          51,514,574
                                                       -------------
MEXICO - 2.1%
------------
Grupo Televisa SA (Media)*                     83,420      3,172,463
Wal-Mart de Mexico SA de CV - ADR
(Discount Stores)*                            196,800      4,744,986
                                                       -------------
                                                           7,917,449
                                                       -------------
NETHERLANDS - 12.2%
-----------------
IHC Caland NV (Shipbuilding)                  219,030     10,097,414
ING Groep NV (Insurance Companies)            153,700     10,488,143
Koninklijke Vopak NV (Transportation
Infrastructure)                               113,577      2,784,125
Royal Dutch Petroleum Co. - NY Shares
(Holding Companies)                           234,200     13,941,926
Wolters Kluwer NV (Miscellaneous
Printing & Publishing)                        277,780      7,678,570
                                                       -------------
                                                          44,990,178
                                                       -------------
SINGAPORE - 2.3%
--------------
DBS Group Holdings Ltd. (Commercial
Banks)                                        989,000      8,633,050
                                                       -------------

SOUTH KOREA - 1.0%
----------------
Samsung Electronics - GDR (Diversified
Electronics)                                   39,600      3,668,148
                                                       -------------

SWITZERLAND - 3.7%
----------------
Nestle SA - ADR (Diversified Food)             77,480      8,021,194
Union Bank of Switzerland AG (Commercial
Banks)                                         37,720      5,740,024
                                                       -------------
                                                          13,761,218
                                                       -------------
TAIWAN - 2.2%
------------
Taiwan Semiconductor (Parts &
Components)*                                2,942,523      8,135,555
                                                       -------------

UNITED KINGDOM - 13.0%
---------------------
Close Brothers Group plc (Investment
Companies)                                    257,000      3,767,202
HSBC Holdings plc (Banks)                     513,400      6,517,066
Invensys plc (Supplies & Distributors)      2,776,100      5,841,804
Pearson plc (Miscellaneous Printing &
Publishing)                                   465,018      9,799,907
Railtrack Group plc (Other
Transportation)                               564,204      4,002,289
Rentokil Initial plc (Service
Organizations)                              3,150,600      8,603,106
Rio Tinto plc (Diversified Metal
Producers)                                    104,000      2,092,590
WPP Group plc (Advertising Agencies)          602,200      7,160,902
                                                       -------------
                                                          47,784,866
                                                       -------------

Total Common Stocks (Cost $330,862,349)                  356,575,420
                                                       -------------

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS

APRIL 30, 2001 (UNAUDITED) (CONTINUED)      SHARES       VALUE (1)

--------------------------------------------------------------------

PREFERRED STOCKS - 0.6%
--------------------
BERMUDA - 0.6%
--------------
Taiwan Semi Flemings - ADR - 144A (Cost
$2,021,497)*                                  153,000  $   2,115,090

TOTAL LONG TERM INVESTMENTS (COST
$332,883,846)                                            358,690,510
                                                       -------------

                                             FACE
                                            AMOUNT
CASH EQUIVALENTS - 2.4%                   -----------
Investors Bank & Trust Company
Repurchase Agreement, 3.60% due
05/01/2001 in the amount of $8,805,519;
issued 04/30/01 (collateralized by
$9,082,900 par of FHLMC ARM #846688,
8.345% due 03/01/27 with a market value
of $9,246,120) (Cost $8,805,638)          $ 8,805,638      8,805,638
                                                       -------------

TOTAL INVESTMENTS - 99.7% (COST
$341,689,484)                                          $ 367,496,148
                                                       -------------

                                             FACE
                                            AMOUNT
CASH EQUIVALENTS - 2.4%                   -----------
OTHER ASSETS, NET OF LIABILITIES - 0.3%
--------------------------------
Receivable for securities sold                685,388
Receivable for fund shares sold                91,491
Dividends receivable                          630,880
Tax reclaim receivable                        523,542
Other assets                                  168,900
Payable for securities purchased             (744,420)
Payable for fund shares redeemed              (36,396)
Payable to Investment Advisor                (188,718)
Other liabilities                             (97,226)
                                          -----------
                                            1,033,441
                                          -----------
NET ASSETS - 100%
---------------
Applicable to 28,623,403 outstanding
$.001 par value shares
(authorized 500,000,000 shares)           $368,529,589
                                          ===========
Net Asset Value, Offering and Redemption Price Per
Share
                                          $     12.88
                                          ===========

COMPONENTS OF NET ASSETS AS OF APRIL 30,
2001 WERE AS FOLLOWS:
----------------------------------------
Paid-in capital                           $340,430,476
Accumulated distributions in excess of
net investment income                        (665,105)
Accumulated undistributed net realized
  gain on investments from Portfolio        3,040,952
Net unrealized appreciation on
  investments and on assets and
  liabilities denominated in foreign
  currencies (Note 4)                      25,723,266
                                          -----------
                                          $368,529,589
                                          ===========

Summary of Abbreviations

144A Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified buyers.
ADR  American Depositary Receipt
ARM  Adjustable Rate Mortgage
FHLMC Federal Home Loan Mortgage Association
GDR  Global Depositary Receipt
(1)  See Note 2 to Financial Statements
*    Non-income producing security

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
GLOBAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS

APRIL 30, 2001 (UNAUDITED)                  SHARES     VALUE (1)

-----------------------------------------------------------------

LONG TERM INVESTMENTS - 98.7%
---------------------------

COMMON STOCKS - 98.7%
---------------------

AUSTRALIA - 2.4%
--------------
Rio Tinto Ltd. (Diversified Metal
Producers)                                    30,000  $   566,335
                                                      -----------

BRAZIL - 2.4%
-----------
Companhia Vale do Rio Doce - ADR (Metals
& Mining)                                      9,000      208,800
Embraer Aircraft Corp. - ADR (Aerospace
& Defense)                                     7,800      349,518
                                                      -----------
                                                          558,318
                                                      -----------
DENMARK - 1.2%
--------------
ISS A/S (Service Organizations)*               5,000      291,033
                                                      -----------

FINLAND - 2.1%
------------
Nokia Corp. - ADR (Communications)            14,000      478,660
                                                      -----------

FRANCE - 9.4%
------------
Air Liquide (Industrial Chemicals &
Gases Manufacturers)                           2,500      376,341
AXA (Insurance Companies)*                     2,000      235,822
Carrefour SA (Miscellaneous Retailers)         4,000      230,680
Compagnie Generale d' Industrie et de
Participations (General Diversified)*          9,570      415,730
Dassault Systemes SA (Software)                5,600      276,533
Suez Lyonnaise des Eaux SA (Water
Companies)*                                    4,400      649,877
                                                      -----------
                                                        2,184,983
                                                      -----------
GERMANY - 1.6%
--------------
Deutsche Bank AG (Commercial Banks)            4,500      367,231
                                                      -----------

HONG KONG - 3.6%
---------------
China Mobile HK Ltd. - ADR (Telephone
Systems)*                                      6,700      169,644
Hutchison Whampoa Ltd. (General
Diversified)                                  39,000      421,304
Li & Fung Ltd. (Wholesalers)                 128,000      242,903
                                                      -----------
                                                          833,851
                                                      -----------
IRELAND - 2.9%
------------
Elan Corp. plc - ADR (Ethical Drug
Manufacturers)*                                5,000      250,750
SmartForce plc - ADR (Electronic Data
Processing Equipment)*                        12,000      431,880
                                                      -----------
                                                          682,630
                                                      -----------
ITALY - 1.0%
----------
Luxottica Group SPA - ADR (Miscellaneous
Retailers)                                    15,000      223,050
                                                      -----------

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
GLOBAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS

APRIL 30, 2001 (UNAUDITED) (CONTINUED)      SHARES     VALUE (1)

-----------------------------------------------------------------

JAPAN - 4.8%
-----------
Asatsu-DK Inc. (Advertising Agencies)          9,600  $   215,647
Atlantis Japan Growth Fund (Mutual
Funds)*                                       35,000      351,750
Mizuho Holdings Inc. (Financial
Services)                                         29      178,646
Sony Corp. - ADR (Radio, TV, &
Phonograph Manufacturers)                      5,000      383,250
                                                      -----------
                                                        1,129,293
                                                      -----------
MEXICO - 2.1%
------------
Grupo Televisa SA - ADR (Radio & TV
Broadcasters)*                                 5,000      190,150
Wal-Mart de Mexico SA de CV - ADR
(Discount Stores)*                            12,800      308,617
                                                      -----------
                                                          498,767
                                                      -----------
NETHERLANDS - 3.7%
----------------
Royal Dutch Petroleum Co. - NY Shares
(Holding Companies)                           10,000      595,300
Wolters Kluwer NV (Miscellaneous
Printing & Publishing)                        10,000      276,426
                                                      -----------
                                                          871,726
                                                      -----------
SINGAPORE - 0.8%
--------------
DBS Group Holdings Ltd. (Commercial
Banks)                                        21,000      183,311
                                                      -----------

SWEDEN - 2.3%
------------
Investor AB, Class B (Miscellaneous
Companies)*                                   43,000      525,411
                                                      -----------

SWITZERLAND - 1.8%
----------------
Nestle SA - ADR (Diversified Food)             4,000      414,104
                                                      -----------

TAIWAN - 0.8%
------------
Taiwan Semiconductor (Parts &
Components)*                                  68,750      190,082
                                                      -----------

UNITED KINGDOM - 5.4%
--------------------
Pearson plc (Miscellaneous Printing &
Publishing)                                   13,418      282,774
Rentokil Initial plc (Service
Organizations)                                92,000      251,217
Vodafone Group plc - Sponsored ADR
(Telephone Systems)                            9,000      272,520
WPP Group plc (Advertising Agencies)          38,100      453,056
                                                      -----------
                                                        1,259,567
                                                      -----------
UNITED STATES - 50.4%
------------------
Allied Capital Corp. (Commercial Finance
Companies)                                    27,301      635,294
Amdocs Ltd. (Software)*                        4,000      236,400
American International Group (Insurance
Companies)                                     7,500      613,500
Automatic Data Processing Inc.
(Commercial Services & Supplies)               7,100      385,175
Baxter International Inc. (Ethical Drug
Manufacturers)                                 7,000      638,050
Bellsouth Corp. (Telephone Systems)           14,800      621,007
Berkshire Hathaway Inc., Class A
(Insurance Companies)*                             5      340,000
Bristol-Myers Squibb Co. (Ethical Drug
Manufacturers)                                 7,000      392,000
Cerus Corp. (Medical Supplies)*                6,200      344,410

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
GLOBAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS

APRIL 30, 2001 (UNAUDITED) (CONTINUED)      SHARES     VALUE (1)

-----------------------------------------------------------------

UNITED STATES (CONTINUED)
Colgate-Palmolive Co. (Cosmetics &
Toiletries)                                    5,200  $   290,420
Eastman Kodak Co. (Entertainment &
Leisure)                                       4,600      200,100
Enron Corp. (Crude Oil & Natural Gas
Producers)                                    12,000      752,640
Exxon Mobil Corp. (Integrated
International Oil Producers)                   5,400      478,440
Hewlett-Packard Co. (Electronic Data
Processing Equipment)                         12,500      355,375
Honeywell International Inc. (Government
& Defense Electronic Equipment)                5,000      244,400
Intel Corp. (Electronic Data Processing
Equipment)                                     8,800      272,008
International Business Machines Corp.
(Electronic Data Processing Equipment)         5,000      575,700
J.P. Morgan Chase & Co. (Banks)                9,000      431,820
Oracle Corp. (Computer Software &
Processing)*                                  20,000      323,200
Pfizer Inc. (Ethical Drug Manufacturers)       5,600      242,480
Quintiles Transnational Corp. (Medical
Services)*                                    16,400      337,020
Schering-Plough Corp. (Pharmaceuticals)       14,000      539,560
Tyco International Ltd. (Diversified
Electrical Manufacturers)                     14,000      747,180
Viacom Inc., Class B (Media)*                  9,765      508,366
Wells Fargo & Co. (Commercial Banks)          10,000      469,700
Wrigley (WM.) Jr. Co. (Confectionary
Goods)                                        16,200      782,622
                                                      -----------
                                                       11,756,867
                                                      -----------

Total Common Stocks (Cost $20,540,840)                 23,015,219
                                                      -----------

TOTAL LONG TERM INVESTMENTS (COST
$20,540,840)                                           23,015,219
                                                      -----------

                                             FACE
                                            AMOUNT
CASH EQUIVALENTS - 1.3%                   ----------
Investors Bank & Trust Company
Repurchase Agreement, 3.60% due
05/01/2001 in the amount of $292,423;
issued 04/30/01 (collateralized by
$304,816 par of FHLMC ARM #775067,
8.021% due 09/01/18 with a market value
of $307,023) (Cost $292,394)              $  292,394      292,394
                                                      -----------

TOTAL INVESTMENTS - 100.0% (COST
$20,833,234)                                          $23,307,613
                                                      -----------

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
GLOBAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS

APRIL 30, 2001 (UNAUDITED) (CONTINUED)               VALUE (1)

---------------------------------------------------------------

OTHER ASSETS, NET OF LIABILITIES - 0.0%
--------------------------------
Receivable for fund shares sold                     $     3,558
Dividends receivable                                     24,520
Tax reclaim receivable                                   25,866
Other assets                                              7,694
Payable to Investment Advisor                           (14,331)
Other liabilities                                       (43,870)
                                                    -----------
                                                    $     3,437
                                                    -----------

NET ASSETS - 100%
---------------
Applicable to 1,284,911 outstanding $.001 par
value shares
(authorized 500,000,000 shares)                     $23,311,050
                                                    ===========

Net Asset Value, Offering and Redemption Price Per
Share                                               $     18.14
                                                    ===========

COMPONENTS OF NET ASSETS AS OF APRIL 30, 2001 WERE
AS FOLLOWS:
--------------------------------------------------
Paid-in-capital                                     $20,343,915
Accumulated undistributed net investment income           7,158
Accumulated undistributed net realized gains on
investments and foreign currency related
transactions                                            489,063
Net unrealized appreciation on investments and on
assets and liabilities denominated in foreign
currencies
(Note 4)                                              2,470,914
                                                    -----------
                                                    $23,311,050
                                                    ===========

Summary of Abbreviations

ADR  American Depositary Receipt
ARM  Adjustable Rate Mortgage
FHLMC Federal Home Loan Mortgage Association
(1)  See Note 2 to Financial Statements
*    Non-income producing security

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
MULTI-ASSET GLOBAL PORTFOLIO
STATEMENT OF NET ASSETS

APRIL 30, 2001 (UNAUDITED)                SHARES    VALUE (1)

--------------------------------------------------------------

LONG TERM INVESTMENTS - 96.2%
---------------------------

COMMON STOCKS - 63.8%
---------------------

BRAZIL - 1.3%
-----------
Companhia Vale do Rio Doce - ADR (Metals
& Mining)                                   1,900  $    44,080
Embraer Aircraft Corp. - ADR (Aerospace
& Defense)                                  1,100       49,291
                                                   -----------
                                                        93,371
                                                   -----------
DENMARK - 0.6%
--------------
ISS A/S (Service Organizations)*              700       40,745
                                                   -----------

FINLAND - 1.1%
------------
Nokia Corp. - ADR (Communications)          2,239       76,551
                                                   -----------

FRANCE - 5.0%
------------
Air Liquide (Industrial Chemicals &
Gases Manufacturers)                          400       60,214
AXA (Insurance Companies)*                    350       41,269
Carrefour SA (Miscellaneous Retailers)        700       40,369
Compagnie Generale d' Industrie et de
Participations (General Diversified)*       1,540       66,899
Dassault Systemes SA (Software)               600       29,628
Suez Lyonnaise des Eaux SA (Water
Companies)*                                   759      112,104
                                                   -----------
                                                       350,483
                                                   -----------
GERMANY - 1.1%
--------------
Deutsche Bank AG (Commercial Banks)           900       73,446
                                                   -----------

HONG KONG - 2.2%
---------------
China Mobile HK Ltd. - ADR (Telephone
Systems)*                                   1,400       35,448
Hutchison Whampoa Ltd. (General
Diversified)                                6,700       72,378
Li & Fung Ltd. (Wholesalers)               24,000       45,544
                                                   -----------
                                                       153,370
                                                   -----------
IRELAND - 0.9%
------------
SmartForce plc - ADR (Electronic Data
Processing Equipment)*                      1,700       61,183
                                                   -----------

JAPAN - 3.3%
-----------
Asatsu-DK Inc. (Advertising Agencies)       1,700       38,188
Atlantis Japan Growth Fund (Mutual
Funds)*                                    10,000      100,500
Mizuho Holdings Inc. (Financial
Services)                                       7       43,121
Sony Corp. - ADR (Radio, TV, &
Phonograph Manufacturers)                     600       45,990
                                                   -----------
                                                       227,799
                                                   -----------
MEXICO - 1.7%
------------
Grupo Televisa SA - ADR (Radio & TV
Broadcasters)*                                800       30,424
Wal-Mart de Mexico SA de CV - ADR
(Discount Stores)*                          3,600       86,799
                                                   -----------
                                                       117,223
                                                   -----------

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
MULTI-ASSET GLOBAL PORTFOLIO
STATEMENT OF NET ASSETS

APRIL 30, 2001 (UNAUDITED) (CONTINUED)    SHARES    VALUE (1)

--------------------------------------------------------------

NETHERLANDS - 2.7%
----------------
Royal Dutch Petroleum Co. - NY Shares
(Holding Companies)                         2,500  $   148,825
Wolters Kluwer NV (Miscellaneous
Printing & Publishing)                      1,400       38,700
                                                   -----------
                                                       187,525
                                                   -----------
SINGAPORE - 1.0%
--------------
DBS Group Holdings Ltd. (Commercial
Banks)                                      8,000       69,833
                                                   -----------

SWEDEN - 4.4%
------------
Investor AB, Class B (Miscellaneous
Companies)                                  6,938       84,775
Securitas AB, Series EMTN (Commercial
Services & Supplies)*                     250,000      222,033
                                                   -----------
                                                       306,808
                                                   -----------
SWITZERLAND - 1.5%
----------------
Nestle SA - ADR (Diversified Food)          1,000      103,526
                                                   -----------

TAIWAN - 1.1%
------------
Taiwan Semiconductor (Parts &
Components)*                               27,499       76,030
                                                   -----------

UNITED KINGDOM - 5.3%
--------------------
Pearson plc (Miscellaneous Printing &
Publishing)                                 2,545       53,634
Rentokil Initial plc (Service
Organizations)                             17,000       46,421
Rio Tinto plc (Diversified Metal
Producers)                                  6,000      120,726
Vodafone Group plc - Sponsored ADR
(Telephone Systems)                         1,300       39,364
WPP Group plc (Advertising Agencies)        9,000      107,021
                                                   -----------
                                                       367,166
                                                   -----------
UNITED STATES - 30.6%
------------------
Allied Capital Corp. (Commercial Finance
Companies)                                  4,800      111,696
Amdocs Ltd. (Software)*                       500       29,550
American International Group (Insurance
Companies)                                  1,375      112,475
Automatic Data Processing Inc.
(Commercial Services & Supplies)            1,200       65,100
Baxter International Inc. (Ethical Drug
Manufacturers)                              1,000       91,150
Bellsouth Corp. (Telephone Systems)         2,800      117,488
Berkshire Hathaway Inc., Class A
(Insurance Companies)*                          1       68,000
Bristol-Myers Squibb Co. (Ethical Drug
Manufacturers)                              1,400       78,400
Cerus Corp. (Medical Supplies)*             1,364       75,770
Colgate-Palmolive Co. (Cosmetics &
Toiletries)                                   900       50,265
Eastman Kodak Co. (Entertainment &
Leisure)                                    1,000       43,500
Enron Corp. (Crude Oil & Natural Gas
Producers)                                  1,800      112,896
Exxon Mobil Corp. (Integrated
International Oil Producers)                1,100       97,460
Hewlett-Packard Co. (Electronic Data
Processing Equipment)                       1,800       51,174
Honeywell International Inc. (Government
& Defense Electronic Equipment)             1,800       87,984
Intel Corp. (Electronic Data Processing
Equipment)                                  1,200       37,092
International Business Machines Corp.
(Electronic Data Processing Equipment)      1,000      115,140
J.P. Morgan Chase & Co. (Banks)             1,600       76,768
Oracle Corp. (Computer Software &
Processing)*                                3,900       63,024
Quintiles Transnational Corp. (Medical
Services)*                                  3,100       63,705

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
MULTI-ASSET GLOBAL PORTFOLIO
STATEMENT OF NET ASSETS

APRIL 30, 2001 (UNAUDITED) (CONTINUED)    SHARES    VALUE (1)

--------------------------------------------------------------

UNITED STATES (CONTINUED)
Royce Micro-Cap Trust Inc. (Mutual
Funds)                                      7,270  $    68,774
Schering-Plough Corp. (Pharmaceuticals)     3,000      115,620
Tyco International Ltd. (Diversified
Electrical Manufacturers)                   2,200      117,414
Viacom Inc., Class B (Media)*               2,000      104,120
Wells Fargo & Co. (Commercial Banks)        1,700       79,849
Wrigley (WM.) Jr. Co. (Confectionary
Goods)                                      2,000       96,620
                                                   -----------
                                                     2,131,034
                                                   -----------

Total Common Stocks (Cost $3,998,699)                4,436,093
                                                   -----------

                                                  FACE
                                     CURRENCY  AMOUNT (A)
                                     --------  -----------
FIXED INCOME - 32.4%
------------------
BRAZIL - 2.0%
-----------
Brazil C Bond Cap, 8.00% due
4/15/14                                        $  184,712       139,688
                                                            -----------

EUROPE - 0.9%
------------
Eurotunnel 4.450% Equity Notes due
12/31/03                                 GBP       37,500        30,320
Eurotunnel 4.450% Equity Notes due
12/31/03                                 EUR       37,500        30,253
                                                            -----------
                                                                 60,573
                                                            -----------
MULTINATIONAL - 3.1%
-----------------
International Bank for
Reconstruction & Development, 4.25%
due 9/08/05*                             EUR      250,000       215,941
                                                            -----------

NEW ZEALAND - 1.2%
-----------------
New Zealand Government, Series 709,
7.00% due 7/15/09                        NZD      200,000        85,189
                                                            -----------

UNITED KINGDOM - 1.6%
--------------------
Orange plc, 7.625% due 8/01/08           EUR      125,000       113,561
                                                            -----------

UNITED STATES - 23.6%
------------------
AES Corp., 8.50% due 11/01/07*                    150,000       147,000
Comcast Corp., 10.625% due 7/15/12*               100,000       126,940
Cummins Engine, 6.75% due 2/15/27*                200,000       182,328
GNMA, 7.000% due 6/15/09                           40,563        41,674
GNMA, 7.000% due 4/15/28                          114,075       115,382
GNMA, 7.500% due 6/15/27                           82,179        84,173
GNMA, 8.000% due 8/15/07                            5,933         6,131
GNMA, 8.500% due 5/15/18                            7,407         7,725
GNMA, 9.500% due 9/20/20                            2,210         2,305
Penney J.C. & Co., 7.40% due
4/01/37*                                          200,000       166,500
U.S. Treasury Bond, 6.125% due
11/15/27                                          250,000       256,848
U.S. Treasury Inflation Index Note,
3.801% due 4/15/28                                225,000       248,807

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
MULTI-ASSET GLOBAL PORTFOLIO
STATEMENT OF NET ASSETS

                                                FACE
APRIL 30, 2001 (UNAUDITED) (CONTINUED)       AMOUNT (A)   VALUE (1)

--------------------------------------------------------------------

UNITED STATES (CONTINUED)
-----------------------
U.S. Treasury Note, 5.625% due 5/15/08       $ 250,000   $   255,919
                                                         -----------
                                                           1,641,732
                                                         -----------
Total Fixed Income (Cost $2,348,035)                       2,256,684
                                                         -----------

TOTAL LONG TERM INVESTMENTS (COST
$6,346,734)                                                6,692,777
                                                         -----------

CASH EQUIVALENTS - 3.4%
-----------------------
Investors Bank & Trust Company
Repurchase Agreement, 3.60% due
05/01/2001 in the amount of $235,579;
issued 04/30/01 (collateralized by
$244,455 par of GNMA ARM #028144,
6.375% due 02/20/23 with a market
value of $247,472) (Cost $235,556)             235,556       235,556
                                                         -----------
TOTAL INVESTMENTS - 99.6% (COST
$6,582,290)                                              $ 6,928,333
                                                         -----------



OTHER ASSETS, NET OF LIABILITIES - 0.4%
--------------------------------
Receivable for fund shares sold                           2,390
Receivable from Investment Adviser                        4,717
Dividends receivable                                      4,564
Interest receivable                                      44,824
Other assets                                              5,033
Other liabilities                                       (30,334)
                                                    -----------
                                                         31,194
                                                    -----------
NET ASSETS - 100%
---------------
Applicable to 609,018 outstanding $.001 par value
shares
(authorized 500,000,000 shares)                     $ 6,959,527
                                                    ===========
Net Asset Value, Offering and Redemption Price Per
Share                                               $     11.43
                                                    ===========

COMPONENTS OF NET ASSETS AS OF APRIL 30, 2001 WERE
AS FOLLOWS:
--------------------------------------------------
Paid-in capital                                     $ 6,464,045
Accumulated undistributed net investment income          37,210
Accumulated undistributed net realized gains on
  investments and foreign currency-related
  transactions                                          114,644
Net unrealized appreciation on investments and on
  assets and liabilities
  denominated in foreign currencies (Note 4)            343,628
                                                    -----------
                                                    $ 6,959,527
                                                    ===========

Summary of Abbreviations

ADR  American Depositary Receipt
ARM  Adjustable Rate Mortgage
EUR  European Monetary Unit (Euro)
GBP  British Pound
GNMA Government National Mortgage Association
NZD  New Zealand Dollar
(1)  See Note 2 to Financial Statements
(a)  Face amount shown in U.S. dollars unless otherwise indicated.
*    Non-income producing security

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO
STATEMENT OF NET ASSETS

APRIL 30, 2001 (UNAUDITED)                  SHARES     VALUE (1)

-----------------------------------------------------------------

LONG TERM INVESTMENTS - 97.5%
---------------------------

COMMON STOCKS - 91.3%
---------------------

ARGENTINA - 2.6%
--------------
Perez Companac SA - ADR (Financial
Services)                                      2,614  $    39,994
Quilmes Industrial SA (Brewers)                5,800       43,500
                                                      -----------
                                                           83,494
                                                      -----------
BRAZIL - 5.4%
-----------
Companhia De Bebidas - ADR (Beverages,
Food & Tobacco)                                1,900       46,360
Companhia Vale do Rio Doce - ADR (Metals
& Mining)                                      2,200       51,040
Compania Brasileira de Distribuicao
Grupo Pao de Acurcar (National &
Regional Food Chains)                          1,300       36,985
Petroleo Brasileiro SA - ADR (Holding
Companies)                                     1,500       36,450
                                                      -----------
                                                          170,835
                                                      -----------
CHILE - 3.3%
----------
Linea Aerea Nacional Chile SA (Airlines)       6,500       60,125
Vina Concha Y Toro SA - ADR (Brewers)          1,100       45,320
                                                      -----------
                                                          105,445
                                                      -----------
EGYPT - 0.6%
-----------
Al Ahram Beverages Company SAE - GDR
(Beverages, Food & Tobacco)*                   2,000       19,950
                                                      -----------

GREECE - 1.3%
------------
Attica Enterprises Holding SA (Shipping)       5,160       39,433
                                                      -----------

HONG KONG - 8.6%
---------------
China Telecom (Telecommunications)*           18,000       88,396
Denway Motors Ltd. (Automobiles)*            202,000       60,219
Legend Holdings Ltd. (Computers &
Peripherals)                                  60,000       47,698
Yanzhou Coal Mining Co., Ltd. (Metals &
Mining)                                       90,000       36,928
Yue Yuen Industrial Holdings (Industrial
-Diversified)                                 22,000       40,197
                                                      -----------
                                                          273,438
                                                      -----------
HUNGARY - 1.0%
-------------
OTP Bank (Savings & Loans)                       700       32,972
                                                      -----------

INDIA - 7.6%
----------
Bharat Petroleum Corp., Ltd. (Oil
Refiners & Distributors)+                     16,200       67,612
Hero Honda Motors Ltd. (Diversified
Automotive Manufacturers)+                    10,000       29,874
Housing Development Finance Corp., Ltd.
(Other Financial Services)*+                   7,500       92,289
India Fund Inc. (Mutual Funds)*                4,000       40,680
NIIT Ltd. (IT Consulting & Services)*          1,100        8,918
                                                      -----------
                                                          239,373
                                                      -----------

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO
STATEMENT OF NET ASSETS

APRIL 30, 2001 (UNAUDITED) (CONTINUED)      SHARES     VALUE (1)

-----------------------------------------------------------------

ISRAEL - 4.1%
-----------
Orbotech Ltd. (Medical, Surgical &
Dental Suppliers)*                             1,750  $    60,270
Teva Pharmaceutical Industries Ltd. -
ADR (Ethical Drug Manufacturers)               1,300       70,785
                                                      -----------
                                                          131,055
                                                      -----------
MEXICO - 12.4%
-------------
Cemex SA - ADR (Building Materials)            2,500       57,925
Corporacion Interamericana de
Entretenimento, SA de CV (CIE) (Media)*       10,000       35,128
Grupo Televisa SA - ADR (Radio & TV
Broadcasters)*                                 2,100       79,863
Panamerican Beverages Inc., Class A
(Soft Drink Producers & Bottlers)              2,550       46,180
Telefonos de Mexico SA, Class L - ADR
(Telecommunications)                           2,200       76,120
Wal-Mart de Mexico SA de CV - ADR
(Discount Stores)*                             4,000       96,443
                                                      -----------
                                                          391,659
                                                      -----------
PHILIPPINES - 0.7%
---------------
ABS-CBN Broadcasting Corp. (Radio & TV
Broadcasters)                                 33,500       23,463
                                                      -----------

POLAND - 2.1%
------------
Agora SA (Newspaper Publishers)*               2,400       39,430
Wielkopolski Bank Kredytowy SA
(Commercial Banks)                             3,800       26,756
                                                      -----------
                                                           66,186
                                                      -----------
SOUTH AFRICA - 8.3%
-----------------
De Beers Cons Mines - ADR (Diversified
Metal Producers)                               2,700      112,536
Sasol Ltd. (Oil & Gas)                         8,000       71,865
South Africa Breweries plc (Brewers)          11,600       79,167
                                                      -----------
                                                          263,568
                                                      -----------
SOUTH KOREA - 10.7%
-----------------
Hite Brewery Co., Ltd. (Brewers)               1,300       44,123
Korea Telecom Corp. - ADR
(Telecommunications)                           1,600       44,208
Pohang Iron and Steel Co., Ltd. (Steel
Producers - Integrated)                          810       60,273
Samsung Electronics - GDR - 144A
(Diversified Electronics)                      2,700      101,520
SK Telecom Co. (Telecommunications)              180       30,957
SK Telecom Co., Ltd. - ADR
(Telecommunications)                           2,800       58,940
                                                      -----------
                                                          340,021
                                                      -----------
TAIWAN - 14.9%
-------------
Advantech Co., Ltd. (Computers &
Information)                                  19,500       75,243
Hon Hai Precision Industry (Parts &
Components)                                   10,460       61,336
President Chain Store Corp. (National &
Regional Food Chains)                         19,739       56,974
Quanta Computer Inc. (Computers &
Peripherals)                                  21,000       70,184
Synnex Technology International Corp. -
GDR (Systems & Subsystems)*                    6,980       60,228
Taiwan Semiconductor (Parts &
Components)*                                  33,321       92,127
Via Technologies Inc. (Semiconductor
Equipment & Products)*                         6,000       56,512
                                                      -----------
                                                          472,604
                                                      -----------
THAILAND - 2.3%
-------------
Advanced Information Service plc
(Telecommunications)                           3,700       37,483

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO
STATEMENT OF NET ASSETS

APRIL 30, 2001 (UNAUDITED) (CONTINUED)      SHARES     VALUE (1)

-----------------------------------------------------------------

THAILAND (CONTINUED)
Siam City Cement Public Co., Ltd.
(Cement Producers)*                           11,800  $    35,707
                                                      -----------
                                                           73,190
                                                      -----------
UNITED KINGDOM - 1.7%
--------------------
African Lakes Corp. plc (Parts &
Components)*                                  41,500       13,508
Standard Chartered plc (Other Financial
Services)                                      2,900       41,082
                                                      -----------
                                                           54,590
                                                      -----------
UNITED STATES - 2.3%
-----------------
AES Corp. (Electric Power Companies)*          1,500       71,505
                                                      -----------

VIETNAM - 1.4%
-------------
Vietnam Enterprise Investments Ltd.
(Investment Companies)*                       45,000       43,200
                                                      -----------

Total Common Stocks (Cost $2,760,894)                   2,895,981
                                                      -----------

PREFERRED STOCKS - 6.2%

BRAZIL - 6.2%
-----------
Banco Itau SA (Commercial Banks)            755,000       61,216
Embraer - Empresa Brasileira de
Aeronautica SA (Military & Commercial
Aircraft Manufacturers)                      12,000      135,777
                                                     -----------
                                                         196,993
                                                     -----------

Total Preferred Stocks (Cost $55,822)                    196,993
                                                     -----------

TOTAL LONG TERM INVESTMENTS (COST
$2,816,716)                                            3,092,974
                                                     -----------

                                             FACE
                                            AMOUNT
CASH EQUIVALENTS - 2.1%                   ----------
Investors Bank & Trust Company
Repurchase Agreement, 3.60% due
05/01/2001 in the amount of $66,348;
issued 04/30/01 (collateralized by
$66,027 par of SBA Pool #505374, 7.375%
due 04/25/26 with a market value of
$69,658) (Cost $66,341)                   $   66,341       66,341
                                                      -----------

TOTAL INVESTMENTS - 99.6% (COST
$2,883,057)                                           $ 3,159,315
                                                      -----------



OTHER ASSETS, NET OF LIABILITIES - 0.4%
--------------------------------
Receivable for fund shares sold                     $     4,272
Receivable from Investment Adviser                        5,745
Dividends receivable                                     10,037
Other assets                                              8,864
Other liabilities                                       (15,161)
                                                    -----------
                                                         13,757
                                                    -----------

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO
STATEMENT OF NET ASSETS

APRIL 30, 2001 (UNAUDITED) (CONTINUED)               VALUE (1)

---------------------------------------------------------------

NET ASSETS - 100%
--------------------------------------------------
Applicable to 111,329 outstanding $.001 par value
shares
(authorized 500,000,000 shares)                     $ 3,173,072
                                                    ===========
Net Asset Value, Offering and Redemption Price Per
Share                                               $     13.99
                                                    ===========
COMPONENTS OF NET ASSETS AS OF APRIL 30, 2001 WERE
AS FOLLOWS:
--------------------------------------------------
Paid-in capital                                     $ 2,929,897
Accumulated undistributed net investment income           3,441
Accumulated distributions in excess of net
  realized gain on investments and foreign
  currency-related transactions                         (36,042)
Net unrealized appreciation on investments and on
  assets and liabilities denominated in foreign
  currencies (Note 4)                                   275,776
                                                    -----------
                                                    $ 3,172,072
                                                    ===========

Summary of Abbreviations

ADR  American Depositary Receipt
GDR  Global Depositary Receipt
SBA  Small Business Administration
(1)  See Note 2 to Financial Statements
*    Non-income producing security
+    Indian equity-linked notes

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                INTERNATIONAL    GLOBAL     MULTI-ASSET  EMERGING
                                   EQUITY        EQUITY       GLOBAL      MARKETS
                                  PORTFOLIO     PORTFOLIO    PORTFOLIO   PORTFOLIO
                                -------------  -----------  -----------  ---------
INVESTMENT INCOME:
Interest                        $    379,008   $     6,994   $  94,644   $   1,753
Dividends (Net of foreign
  withholding taxes of
  $233,080 , $5,550 , $1,361
  and $1,819, respectively)        1,757,797       146,842      29,199      27,210
                                ------------   -----------   ---------   ---------
  Total investment income          2,136,805       153,836     123,843      28,963
                                ------------   -----------   ---------   ---------

EXPENSES
Investment advisory fees (Note
  3)                               1,300,317       117,410      34,654      17,213
Administration fees (Note 3)         214,612        17,778       6,829       4,234
Custodian fees                       151,736        12,019       6,858       7,688
Directors' fees and expenses
  (Note 3)                            28,603         1,090         301          69
Audit fees                            23,248         5,816       5,816       3,550
Shareholder record keeping
  fees                                15,819         5,113       1,688       3,133
State registration filing fees         9,553         2,619       1,905       2,058
Organizational costs                   7,202         6,317       1,560           -
Insurance expense                      5,589           382         107          35
Legal fees                             5,262           273          89          36
Other fees and expenses               15,109         3,360         937         674
                                ------------   -----------   ---------   ---------
  Total operating expenses         1,777,050       172,177      60,744      38,690

Waiver of investment advisory
  fee (Note 3)                       (43,267)      (25,499)    (17,606)    (14,568)
                                ------------   -----------   ---------   ---------
  Net expenses                     1,733,783       146,678      43,138      24,122
                                ------------   -----------   ---------   ---------

Net investment income                403,022         7,158      80,705       4,841
                                ------------   -----------   ---------   ---------

REALIZED AND UNREALIZED GAIN
(LOSS) (NOTE 4)

Net realized gain (loss) --
  Investment transactions          4,430,748       683,309     121,677     (35,319)
  Foreign currency
    transactions                    (152,528)       (8,755)     (6,639)       (737)
                                ------------   -----------   ---------   ---------
    Net realized gain (loss)       4,278,220       674,554     115,038     (36,056)
                                ------------   -----------   ---------   ---------
Change in unrealized
  appreciation (depreciation)
  --
  Investments                    (34,847,310)   (2,447,690)   (347,286)     82,360
  Translation of assets and
    liabilities denominated in
    foreign currency                (100,023)          510        (524)       (518)
                                ------------   -----------   ---------   ---------
    Net change in unrealized
      appreciation
      (depreciation)             (34,947,333)   (2,447,180)   (347,810)     81,842
                                ------------   -----------   ---------   ---------

Net realized and unrealized
  gain (loss)                    (30,669,113)   (1,772,626)   (232,772)     45,786
                                ------------   -----------   ---------   ---------

NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM
OPERATIONS                      $(30,266,091)  $(1,765,468)  $(152,067)  $  50,627
                                ============   ===========   =========   =========

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                 INTERNATIONAL EQUITY PORTFOLIO         GLOBAL EQUITY PORTFOLIO
                                --------------------------------  -----------------------------------
                                SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED     YEAR ENDED
                                 APRIL 30, 2001    OCTOBER 31,     APRIL 30, 2001      OCTOBER 31,
                                  (UNAUDITED)          2000         (UNAUDITED)           2000
                                ----------------  --------------  ----------------  -----------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
  Net investment income          $      403,022   $    1,614,872   $       7,158    $         25,725
  Net realized gain on
    investments and foreign
    currency transactions             4,278,220       27,758,433         674,554           2,822,194
  Net change in unrealized
    appreciation
    (depreciation) on
    investments and
    translation of assets and
    liabilities denominated in
    foreign currency                (34,947,333)     (24,035,309)     (2,447,180)          1,290,344
                                 --------------   --------------   -------------    ----------------
    Net increase (decrease) in
      net assets resulting
      from operations               (30,266,091)       5,337,996      (1,765,468)          4,138,263
                                 --------------   --------------   -------------    ----------------

DISTRIBUTIONS TO SHAREHOLDERS
FROM:
  Net investment income                       -       (2,725,773)              -             (40,153)
  In excess of net investment
    income                                    -       (1,963,260)              -            (129,713)
  Net realized gain from
    investments and foreign
    currency-related
    transactions                    (27,848,897)     (10,285,092)     (2,627,745)         (2,053,997)
                                 --------------   --------------   -------------    ----------------
    Total distributions to
      shareholders                  (27,848,897)     (14,974,125)     (2,627,745)         (2,223,863)
                                 --------------   --------------   -------------    ----------------

TRANSACTIONS IN SHARES OF
COMMON STOCK
  Proceeds from sale of shares       64,530,156       76,086,955         271,985             281,810
  Net Asset Value of shares
    issued to shareholders in
    payment of distributions
    declared                         27,410,996       13,829,682       2,513,198           2,099,666
  Cost of shares redeemed           (14,342,953)     (59,707,341)       (170,273)           (293,594)
                                 --------------   --------------   -------------    ----------------

NET INCREASE IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS       77,598,199       30,209,296       2,614,910           2,087,882
                                 --------------   --------------   -------------    ----------------

NET INCREASE (DECREASE) IN NET
  ASSETS                             19,483,211       20,573,167      (1,778,303)          4,002,282

NET ASSETS
At beginning of period              349,046,378      328,473,211      25,089,353          21,087,071
                                 --------------   --------------   -------------    ----------------
At end of period                 $  368,529,589   $  349,046,378   $  23,311,050    $     25,089,353
                                 ==============   ==============   =============    ================
ACCUMULATED UNDISTRIBUTED
  (DISTRIBUTIONS IN EXCESS OF)
  NET INVESTMENT INCOME
  INCLUDED IN NET ASSETS         $     (665,105)  $   (1,068,127)  $       7,158                   -
                                 ==============   ==============   =============    ================

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         EMERGING MARKETS
                                 MULTI-ASSET GLOBAL PORTFOLIO               PORTFOLIO
                                -------------------------------  --------------------------------
                                SIX MONTHS ENDED   YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED
                                 APRIL 30, 2001    OCTOBER 31,    APRIL 30, 2001    OCTOBER 31,
                                  (UNAUDITED)         2000         (UNAUDITED)          2000
                                ----------------  -------------  ----------------  --------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
  Net investment income (loss)    $     80,705    $    174,588    $        4,841   $       (9,888)
  Net realized gain (loss) on
    investments and foreign
    currency transactions              115,038         354,097           (36,056)         201,382
  Net change in unrealized
    appreciation
    (depreciation) on
    investments and
    translation of assets and
    liabilities denominated in
    foreign currency                  (347,810)         64,015            81,842         (154,375)
                                  ------------    ------------    --------------   --------------
    Net increase (decrease) in
      net assets resulting
      from operations                 (152,067)        592,700            50,627           37,119
                                  ------------    ------------    --------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS
FROM:
  Net investment income               (155,554)       (194,827)                -                -
  In excess of net investment
    income                                   -               -                 -           (2,900)
  Net realized gain from
    investments and foreign
    currency-related
    transactions                      (330,440)       (274,145)         (195,943)         (59,290)
                                  ------------    ------------    --------------   --------------
    Total distributions to
      shareholders                    (485,994)       (468,972)         (195,943)         (62,190)
                                  ------------    ------------    --------------   --------------

TRANSACTIONS IN SHARES OF
COMMON STOCK
  Proceeds from sale of shares          79,860         318,535           548,064        1,003,591
  Net Asset Value of shares
    issued to shareholders in
    payment of distributions
    declared                           458,794         456,522           195,695           62,190
  Cost of shares redeemed             (167,032)       (272,123)                -                -
                                  ------------    ------------    --------------   --------------

NET INCREASE IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS         371,622         502,934           743,759        1,065,781
                                  ------------    ------------    --------------   --------------

NET INCREASE (DECREASE) IN NET
  ASSETS                              (266,439)        626,662           598,443        1,040,710

NET ASSETS
At beginning of period               7,225,966       6,599,304         2,574,629        1,533,919
                                  ------------    ------------    --------------   --------------
At end of period                  $  6,959,527    $  7,225,966    $    3,173,072   $    2,574,629
                                  ============    ============    ==============   ==============
ACCUMULATED UNDISTRIBUTED
  (DISTRIBUTIONS IN EXCESS OF)
  NET
  INVESTMENT INCOME INCLUDED
  IN NET
  ASSETS                          $     37,210    $    112,059    $        3,441   $       (1,400)
                                  ============    ============    ==============   ==============

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                        INTERNATIONAL EQUITY PORTFOLIO
                           -----------------------------------------------------------------------------------------
                                FOR THE
                              SIX MONTHS            FOR               FOR               FOR               FOR
                                 ENDED            THE YEAR          THE YEAR          THE YEAR          THE YEAR
                            APRIL 30, 2001         ENDED             ENDED             ENDED             ENDED
                              (UNAUDITED)      OCT. 31, 2000     OCT. 31, 1999     OCT. 31, 1998     OCT. 31, 1997
                           -----------------  ----------------  ----------------  ----------------  ----------------
PER SHARE DATA
NET ASSET VALUE,
  BEGINNING OF PERIOD            $15.22             $15.50            $11.62            $11.79            $11.61
                           ------------       ------------      ------------      ------------      ------------

INCREASE (DECREASE) IN
NET ASSETS FROM
OPERATIONS
    Net investment income          0.02               0.09              0.10              0.14              0.13
    Net realized and
      unrealized gain
      (loss) on
      investments and
      foreign
      currency-related
      transactions                (1.21)              0.36              3.97             (0.13)             0.05 (a)
                           ------------       ------------      ------------      ------------      ------------
Net increase (decrease)
  from investment
  operations                      (1.19)              0.45              4.07              0.01              0.18
                           ------------       ------------      ------------      ------------      ------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM:
    Net investment income             -              (0.13)            (0.18)            (0.11)            (0.00)(b)
    Excess of net
      investment income               -              (0.10)                -                 -                 -
    Net realized gain
      from investments
      and foreign
      currency-related
      transactions                (1.15)             (0.50)            (0.01)            (0.03)                -
    Excess of net
      realized gain on
      investments and
      foreign
      currency-related
      transactions                    -                  -                 -             (0.04)                -
                           ------------       ------------      ------------      ------------      ------------
Total distributions               (1.15)             (0.73)            (0.19)            (0.18)            (0.00)
                           ------------       ------------      ------------      ------------      ------------
NET ASSET VALUE, END OF
  PERIOD                         $12.88             $15.22            $15.50            $11.62            $11.79
                           ============       ============      ============      ============      ============

TOTAL RETURN                (8.43)% (c)              2.18%            35.46%             0.06%             1.57%

RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of
      period (000's)           $368,530           $349,046          $328,473          $326,056          $387,304

    Ratio of net
      operating expenses
      to average net
      assets                      1.00% (d)          0.99%             1.00%             1.00%             1.00%

    Ratio of net
      investment income
      to average net
      assets                      0.23% (d)          0.45%             0.75%             1.14%             1.07%

    Decrease reflected in
      above expense
      ratios due to
      waiver of
      investment advisory
      and administration
      fees, and
      reimbursement of
      other expenses              0.02% (d)              - (e)         0.04%             0.04%             0.06%

    Portfolio turnover
      rate                          17% (c)            49%               35%               33%               31%

                             INTERNATIONAL EQUITY PORTFOLIO
                           -----------------------------------

                                  FOR               FOR
                              TEN MONTHS          THE YEAR
                                 ENDED             ENDED
                            OCT. 31, 1996*     DEC. 31, 1995
                           -----------------  ----------------
PER SHARE DATA
NET ASSET VALUE,
  BEGINNING OF PERIOD            $10.77            $ 9.71
                           ------------       -----------
INCREASE (DECREASE) IN
NET ASSETS FROM
OPERATIONS
    Net investment income          0.08              0.10
    Net realized and
      unrealized gain
      (loss) on
      investments and
      foreign
      currency-related
      transactions                 0.97              1.06
                           ------------       -----------
Net increase (decrease)
  from investment
  operations                       1.05              1.16
                           ------------       -----------
DISTRIBUTIONS TO
SHAREHOLDERS FROM:
    Net investment income         (0.08)            (0.10)
    Excess of net
      investment income           (0.03)                -
    Net realized gain
      from investments
      and foreign
      currency-related
      transactions                (0.10)                -
    Excess of net
      realized gain on
      investments and
      foreign
      currency-related
      transactions                    -                 -
                           ------------       -----------
Total distributions               (0.21)            (0.10)
                           ------------       -----------
NET ASSET VALUE, END OF
  PERIOD                         $11.61            $10.77
                           ============       ===========
TOTAL RETURN                      9.81% (c)        11.99%
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of
      period (000's)           $241,357           $67,727
    Ratio of net
      operating expenses
      to average net
      assets                      1.00% (d)         0.99%
    Ratio of net
      investment income
      to average net
      assets                      1.29% (d)         1.30%
    Decrease reflected in
      above expense
      ratios due to
      waiver of
      investment advisory
      and administration
      fees, and
      reimbursement of
      other expenses              0.14% (d)         0.54%
    Portfolio turnover
      rate                          17% (c)           28%

  * During the period, the Portfolio changed its fiscal year from December 31 to October 31.
(a) Includes the effect of net realized gains prior to a significant increase in shares outstanding.
(b)  Rounds to less than $0.01.
(c)  Not annualized
(d)  Annualized
(e)  Rounds to less than 0.01%

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                          GLOBAL EQUITY PORTFOLIO
                           --------------------------------------------------------------------------------------
                             FOR THE SIX
                            MONTHS ENDED      FOR THE YEAR      FOR THE YEAR      FOR THE YEAR    FOR THE PERIOD
                           APRIL 30, 2001        ENDED             ENDED             ENDED             ENDED
                             (UNAUDITED)     OCT. 31, 2000     OCT. 31, 1999     OCT. 31, 1998    OCT. 31, 1997*
                           ---------------  ----------------  ----------------  ----------------  ---------------
PER SHARE DATA
NET ASSET VALUE,
  BEGINNING OF PERIOD           $21.81           $20.00              $16.16            $18.70           $17.58 (a)
                             ---------      -----------       -------------     -------------     ------------

INCREASE (DECREASE) IN
NET ASSETS FROM
OPERATIONS
    Net investment income         0.01             0.03                0.05              0.20             0.19
    Net realized and
      unrealized gain
      (loss) on
      investments and
      foreign
      currency-related
      transactions               (1.40)            3.89                3.79             (0.55)            0.94
                             ---------      -----------       -------------     -------------     ------------
Net increase (decrease)
  from investment
  operations                     (1.39)            3.92                3.84             (0.35)            1.13
                             ---------      -----------       -------------     -------------     ------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM:
    Net investment income            -            (0.03)                  -             (0.25)           (0.01)
    Excess of net
      investment income              -            (0.13)                  -                 -                -
    Net realized gain
      from investments
      and foreign
      currency-related
      transactions               (2.28)           (1.95)                  -             (1.94)               -
                             ---------      -----------       -------------     -------------     ------------
Total distributions              (2.28)           (2.11)                  -             (2.19)           (0.01)
                             ---------      -----------       -------------     -------------     ------------
NET ASSET VALUE, END OF
  PERIOD                        $18.14           $21.81              $20.00            $16.16           $18.70
                             =========      ===========       =============     =============     ============

TOTAL RETURN               (7.10)% (b)           19.66%              23.76%             (2.46)%          6.45% (b)

RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of
      period (000's)           $23,311          $25,089             $21,087           $30,763          $64,882

    Ratio of net
      operating expenses
      to average net
      assets                     1.25% (c)        1.25%               1.25%             1.25%            1.25% (c)

    Ratio of net
      investment income
      to average net
      assets                     0.06% (c)        0.10%               0.65%             0.86%            1.05% (c)

    Decrease reflected in
      above expense
      ratios due to
      waiver of
      investment advisory
      and administration
      fees, and
      reimbursement of
      other expenses             0.22% (c)        0.23%               0.32%             0.11%            0.12% (c)

    Portfolio turnover
      rate                         22% (b)          57%                 44%               67%              39% (b)

  * Commencement of Operations was December 1, 1996 following a tax free merger with GELP which was formed on September 27, 1991.
(a) The beginning net asset value of the portfolio was equal to the total Net Asset Value, as converted, of the outstanding Partnership Units of Harding, Loevner Management, L.P.'s - Global Equity Limited Partnership("GELP") as of November 30, 1996.
(b)  Not annualized
(c)  Annualized

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                        MULTI-ASSET GLOBAL PORTFOLIO
                           --------------------------------------------------------------------------------------
                             FOR THE SIX
                            MONTHS ENDED      FOR THE YEAR      FOR THE YEAR      FOR THE YEAR    FOR THE PERIOD
                           APRIL 30, 2001        ENDED             ENDED             ENDED             ENDED
                             (UNAUDITED)     OCT. 31, 2000     OCT. 31, 1999     OCT. 31, 1998    OCT. 31, 1997*
                           ---------------  ----------------  ----------------  ----------------  ---------------
PER SHARE DATA
NET ASSET VALUE,
  BEGINNING OF PERIOD          $12.53            $12.28            $11.41            $11.26           $10.00
                            ---------       -----------       -----------       -----------       ----------

INCREASE (DECREASE) IN
NET ASSETS FROM
OPERATIONS
    Net investment income        0.15              0.35              0.28              0.52             0.25
    Net realized and
      unrealized gain
      (loss) on
      investments and
      foreign
      currency-related
      transactions              (0.39)             0.77              1.04              0.09             1.04
                            ---------       -----------       -----------       -----------       ----------
Net increase (decrease)
  from investment
  operations                    (0.24)             1.12              1.32              0.61             1.29
                            ---------       -----------       -----------       -----------       ----------
DISTRIBUTIONS TO
SHAREHOLDERS FROM:
    Net investment income       (0.28)            (0.36)            (0.30)            (0.26)           (0.03)
    Net realized gain
      from investments
      and foreign
      currency-related
      transactions              (0.58)            (0.51)            (0.15)            (0.20)               -
                            ---------       -----------       -----------       -----------       ----------
Total distributions             (0.86)            (0.87)            (0.45)            (0.46)           (0.03)
                            ---------       -----------       -----------       -----------       ----------
NET ASSET VALUE, END OF
  PERIOD                       $11.43            $12.53            $12.28            $11.41           $11.26
                            =========       ===========       ===========       ===========       ==========

TOTAL RETURN               (2.13)% (a)            9.05%            11.84%             5.53%           12.92%

RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of
      period (000's)           $6,960            $7,226            $6,599            $6,327           $5,175

    Ratio of net
      operating expenses
      to average net
      assets                    1.25% (b)         1.25%             1.25%             1.25%            1.25%

    Ratio of net
      investment income
      to average net
      assets                    2.33% (b)         2.39%             2.32%             2.58%            2.50%

    Decrease reflected in
      above expense
      ratios due to
      waiver of
      investment advisory
      and administration
      fees, and
      reimbursement of
      other expenses            0.51% (b)         0.60%             0.91%             0.71%            0.92%

    Portfolio turnover
      rate                        31% (a)           41%               31%               29%              36%

  *  Commencement of Operations was November 1, 1996.
(a)  Not annualized
(b)  Annualized

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                 EMERGING MARKETS PORTFOLIO
                                     --------------------------------------------------
                                       FOR THE SIX
                                      MONTHS ENDED      FOR THE YEAR    FOR THE PERIOD
                                     APRIL 30, 2001        ENDED             ENDED
                                       (UNAUDITED)     OCT. 31, 2000    OCT. 31, 1999*
                                     ---------------  ----------------  ---------------
PER SHARE DATA
NET ASSET VALUE, BEGINNING OF
  PERIOD                                 $14.89            $13.68           $10.00
                                      ---------       -----------       ----------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
    Net investment income (loss)           0.02             (0.05)            0.03
    Net realized and unrealized
      gain on investments and
      foreign currency-related
      transactions                         0.21              1.79             3.65
                                      ---------       -----------       ----------
Net increase from investment
  operations                               0.23              1.74             3.68
                                      ---------       -----------       ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Excess of net investment income           -             (0.02)               -
    Net realized gain from
      investments and foreign
      currency-related transactions       (1.13)            (0.51)               -
                                      ---------       -----------       ----------
Total distributions                       (1.13)            (0.53)               -
                                      ---------       -----------       ----------
NET ASSET VALUE, END OF PERIOD           $13.99            $14.89           $13.68
                                      =========       ===========       ==========

TOTAL RETURN                              1.89% (a)        12.18%           36.80% (a)

RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period
      (000's)                            $3,173            $2,575           $1,534

    Ratio of net operating expenses
      to average net assets               1.75% (b)         1.75%            1.75% (b)

    Ratio of net investment income
      (loss) to average net assets        0.35% (b)       (0.39)%            0.24% (b)

    Decrease reflected in above
      expense ratios due to waiver
      of investment advisory and
      administration fees, and
      reimbursement of other
      expenses                            1.06% (b)         1.08%            4.14% (b)

    Portfolio turnover rate                 11% (a)           28%              53% (a)

  *  Commencement of Operations was November 9, 1998.
(a)  Not annualized
(b)  Annualized

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
APRIL 30, 2001
--------------------------------------------------------------------------------

1. ORGANIZATION

Harding, Loevner Funds, Inc. (the "Fund") was organized as a Maryland corporation on July 31, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Fund currently has four Portfolios, all of which were active as of April 30, 2001: International Equity Portfolio ("International Equity"); Global Equity Portfolio ("Global Equity"); Multi-Asset Global Portfolio ("Multi-Asset Global") ("collectively, the Initial Portfolios"), and Emerging Markets Portfolio ("Emerging Markets"). The investment objective of each portfolio is as follows: International Equity - to seek long-term capital appreciation through investments in equity securities of companies based outside the United States; Global Equity - to seek long-term capital appreciation through investments in equity securities of companies based both in and outside the United States; Multi-Asset Global - to seek long-term capital appreciation and a growing stream of current income through investments in equity and debt securities of companies based both in and outside the United States and debt securities of the United States and foreign governments and their agencies and instrumentalities; Emerging Markets Portfolio - to seek long-term capital appreciation through investments in equity securities of companies based in developing markets outside the United States.

International Equity, previously the HLM International Equity Portfolio of the AMT Capital Fund, Inc. (the "AMT Capital Portfolio"), commenced investment operations on May 11, 1994. Effective as of the close of business on October 31, 1996, the AMT Capital Portfolio merged into International Equity pursuant to shareholder approval of the tax-free reorganization. Global Equity commenced operations on December 1, 1996 following the acquisition of net assets of Harding, Loevner Management, L.P.'s - Global Equity L. P. ("GELP"), a limited partnership, in a tax free reorganization. Multi-Asset Global commenced operations on November 1, 1996. Emerging Markets commenced operations on November 9, 1998. The Fund is managed by Harding, Loevner Management, L.P. (the "Investment Adviser").

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accounting policies of the Fund are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The following is a summary of the Funds significant accounting policies:

ESTIMATES

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

VALUATION

All investments in the Fund are valued daily at their market price, which results in unrealized gains or losses. Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which no sales are reported are valued at the latest bid price obtained from a quotation reporting system or from established market makers. Repurchase agreements are valued at their amortized cost plus accrued interest. Securities for which market quotations are not readily available are valued by the Board of Directors. As of April 30, 2001, there were no securities in the Fund which required valuation by the Board of Directors.

SECURITIES

All securities transactions are recorded on a trade date basis. Interest income and expenses are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. The Fund accretes discount or amortizes premium on a daily basis to interest income. The Fund uses the specific identification method for determining gain or loss on sales of securities.

INCOME TAX

It is the policy of each Portfolio of the Fund to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2001
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
EXPENSES

The costs incurred by the Fund in connection with the organization and initial registration of shares of the Initial Portfolios are being amortized on a straight-line basis by the Fund over a sixty-month period. The unamortized balance of organizational expenses at April 30, 2001 was $16,721.

Expenses directly attributed to a specific Portfolio of the Fund are charged to that Portfolio's operations; expenses not directly attributable to a specific Portfolio are allocated among the Portfolios either equitably or based on their average daily net assets.

DIVIDENDS TO SHAREHOLDERS

It is the policy of the Fund to declare dividends from net investment income annually. Net short-term and long-term capital gains distributions for the Portfolios, if any, normally are distributed on an annual basis.

Dividends from net investment income and distributions from net realized gains from investment transactions have been determined in accordance with income tax regulations and may differ from net investment income and realized gains recorded by the Portfolios for financial reporting purposes. Differences result primarily from foreign currency transactions and timing differences related to recognition of income, and gains and losses from investment transactions. To the extent that any differences which are permanent in nature result in overdistributions to shareholders, the amount of the overdistribution is reclassified within the capital accounts based on its federal tax basis treatment. Temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income and net realized capital gains, respectively. To the extent that they exceed net investment income and net realized gains for tax purposes, they are reported as returns of capital.

CURRENCY TRANSLATION

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized gains and losses from foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rate.

3. SIGNIFICANT AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Fund's Board of Directors has approved investment advisory agreements (the "Agreements") with the Investment Adviser. The advisory fees are computed daily at an annual rate of 0.75%, 1.00%, 1.00% and 1.25% of the average daily net assets of International Equity, Global Equity, Multi-Asset Global and Emerging Markets, respectively.

In addition, the Fund has an administration agreement with Investors Bank & Trust Company, which provides certain accounting, clerical and bookkeeping services, Blue Sky, corporate secretarial services and assistance in the preparation and filing of tax returns and reports to shareholders and the Securities and Exchange Commission. Under this agreement, the Fund incurred $243,453 in administration fees for the six months ended April 30, 2001.

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2001
--------------------------------------------------------------------------------

3. SIGNIFICANT AGREEMENTS AND TRANSACTIONS WITH AFFILIATES (CONTINUED)
The Investment Adviser has voluntarily agreed to reduce its fee to the extent that aggregate expenses (exclusive of brokerage commissions, other investment expenses, interest on borrowings, taxes and extraordinary expenses) exceed an annual rate of 1.00%, 1.25%, 1.25%, and 1.75% respectively, of the average daily net assets of International Equity, Global Equity, Multi-Asset Global and Emerging Markets.

Directors' fees of $10,953 were payable to directors who are not employees of the Investment Adviser at April 30, 2001.

4. INVESTMENT TRANSACTIONS

Cost of purchasesand proceeds from sales of investment securities, other than short-term investments, for the six months ended April 30, 2001, were as follows for each of the Portfolios:

---------------------------------------------------------------------------------------
                                          PURCHASE COST OF       PROCEEDS FROM SALES OF
               PORTFOLIO                  INVESTMENT SECURITIES  INVESTMENT SECURITIES
---------------------------------------------------------------------------------------
International Equity                          $108,422,031            $56,678,808
Global Equity                                    5,169,412              5,089,152
Multi-Asset Global                               2,077,752              2,251,249
Emerging Markets                                   900,419                304,467

The cost of investments for Federal income tax purposes and the components of net unrealized appreciation on investments at April 30, 2001, for each of the Portfolios were as follows:

-------------------------------------------------------------------------------------
                                UNREALIZED    UNREALIZED
          PORTFOLIO             APPRECIATION  DEPRECIATION      NET          COST
-------------------------------------------------------------------------------------
International Equity            $50,523,612   $24,716,948   $25,806,664  $341,689,484
Global Equity                     3,824,273     1,349,894     2,474,379    20,833,234
Multi-Asset Global                  807,565       461,522       346,043     6,582,290
Emerging Markets                    628,836       352,578       276,258     2,883,057

5. FOREIGN EXCHANGE CONTRACTS

The Portfolios, on occasion, enter into forward foreign exchange contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings. A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the cost of the original contracts and the closing of such contracts is included in net realized gains or losses on foreign currency-related transactions. Fluctuations in the value of forward foreign exchange contracts are recorded for book purposes as unrealized appreciation or depreciation on assets and liabilities denominated in foreign currencies by the Portfolio. The Portfolios are also exposed to credit risk associated with counter party nonperformance on these forward foreign exchange contracts which is typically limited to the unrealized gain on each open contract.

The Portfolios enter into foreign currency transactions on the spot markets in order to pay for foreign investment purchases or to convert to dollars the proceeds from foreign investment sales or coupon interest receipts. The International Equity Portfolio had open foreign currency transactions on the spot markets as April 30, 2001 as follows:

  -----------------------------------------------------------------------------------------------
                                                     IN EXCHANGE FOR
                                                       (IN U.S.        NET UNREALIZED
  SETTLEMENT DATE    DELIVER         / RECEIVE         DOLLARS)       APPRECIATION (DEPRECIATION)
  -----------------------------------------------------------------------------------------------
  5/2/01           Deliver       Swedish Krona          $ 689,820               $ 4,417
  5/2/01           Deliver       Hong Kong Dollar          71,021                    (9)
  5/2/01           Receive       British Pounds          (386,575)               (7,472)
                                                        ---------               -------
                                                        $ 374,266               $(3,064)
                                                        =========               =======

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2001
--------------------------------------------------------------------------------

6. CAPITAL SHARE TRANSACTIONS

Transactions in capital stock for International Equity were as follows for the periods indicated:

----------------------------------------------------------------------------------
                                    SIX MONTHS ENDED
                                     APRIL 30, 2001              YEAR ENDED
                                      (UNAUDITED)             OCTOBER 31, 2000
                                ------------------------  ------------------------
                                  SHARES       AMOUNT       SHARES       AMOUNT
----------------------------------------------------------------------------------
Shares sold                      4,784,021  $ 64,530,156   4,562,142  $ 76,086,955
Shares issued upon
  reinvestment of dividends      1,959,328    27,410,996     769,170    13,829,682
                                ----------  ------------  ----------  ------------
                                 6,743,349    91,941,152   5,331,312    89,916,637
Shares redeemed                 (1,046,720)  (14,342,953) (3,591,332)  (59,707,341)
                                ----------  ------------  ----------  ------------
Net increase                     5,696,629  $ 77,598,199   1,739,980  $ 30,209,296
                                ==========  ============  ==========  ============

Transactions in capital stock for Global Equity were as follows for the periods indicated:

------------------------------------------------------------------------
                                 SIX MONTHS ENDED
                                  APRIL 30, 2001         YEAR ENDED
                                    (UNAUDITED)       OCTOBER 31, 2000
                                -------------------  -------------------
                                SHARES     AMOUNT    SHARES     AMOUNT
------------------------------------------------------------------------
Shares sold                      14,686  $  271,985   12,702  $  281,810
Shares issued upon
  reinvestment of dividends     128,816   2,513,198   96,893   2,099,666
                                -------  ----------  -------  ----------
                                143,502   2,785,183  109,595   2,381,476
Shares redeemed                  (9,094)   (170,273) (13,192)   (293,594)
                                -------  ----------  -------  ----------
Net increase                    134,408  $2,614,910   96,403  $2,087,882
                                =======  ==========  =======  ==========

Transactions in capital stock for Multi-Asset Global were as follows for the periods indicated:

----------------------------------------------------------------------
                                 SIX MONTHS ENDED
                                  APRIL 30, 2001        YEAR ENDED
                                   (UNAUDITED)       OCTOBER 31, 2000
                                ------------------  ------------------
                                SHARES    AMOUNT    SHARES    AMOUNT
----------------------------------------------------------------------
Shares sold                       6,906  $  79,860   24,999  $ 318,535
Shares issued upon
  reinvestment of dividends      38,881    458,794   36,261    456,522
                                -------  ---------  -------  ---------
                                 45,787    538,654   61,260    775,057
Shares redeemed                 (13,653)  (167,032) (21,625)  (272,123)
                                -------  ---------  -------  ---------
Net increase                     32,134  $ 371,622   39,635  $ 502,934
                                =======  =========  =======  =========

Transactions in capital stock for Emerging Markets were as follows for the periods indicated:

--------------------------------------------------------------------
                                SIX MONTHS ENDED
                                 APRIL 30, 2001       YEAR ENDED
                                  (UNAUDITED)      OCTOBER 31, 2000
                                ----------------  ------------------
                                SHARES   AMOUNT   SHARES    AMOUNT
--------------------------------------------------------------------
Shares sold                     39,242  $548,064  57,205  $1,003,591
Shares issued upon
  reinvestment of dividends     14,615   195,695  3,570       62,190
                                ------  --------  ------  ----------
                                53,857   743,759  60,775   1,065,781
Shares redeemed                    --         --     --           --
                                ------  --------  ------  ----------
Net increase                    53,857  $743,759  60,775  $1,065,781
                                ======  ========  ======  ==========

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2001
--------------------------------------------------------------------------------

7. REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

Each Portfolio may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into a contract, to sell such securities to a Portfolio and repurchase such securities from such Portfolio at a mutually agreed upon price and date.

Each Portfolio also is permitted to enter into reverse repurchase agreements under which a primary or reporting dealer in U.S. Government securities purchases securities from a Portfolio and such Portfolio agrees to repurchase the securities at an agreed upon price and date.

Each Portfolio may engage in repurchase and reverse repurchase transactions with parties selected on the basis of such party's creditworthiness. Securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. When a Portfolio engages in reverse repurchase agreement transactions, such Portfolio will maintain, in a segregated account with its custodian, liquid securities equal in value to those subject to the agreement.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
OFFICERS & DIRECTORS AND OTHER PERTINENT INFORMATION

--------------------------------------------------------------------------------

OFFICERS AND DIRECTORS

R. Kelly Doherty
DIRECTOR OF THE FUND

Jane A. Freeman
DIRECTOR OF THE FUND

Samuel R. Karetsky
DIRECTOR OF THE FUND

Carl W. Schafer
DIRECTOR OF THE FUND

David R. Loevner
PRESIDENT AND DIRECTOR
  OF THE FUND

Susan C. Mosher
SECRETARY OF THE FUND

Timothy F. Osborne
TREASURER OF THE FUND

Richard Reiter
ASSISTANT SECRETARY
  OF THE FUND

John DelPrete
ASSISTANT SECRETARY
  OF THE FUND

INVESTMENT ADVISER

Harding, Loevner Management, L.P.
50 Division Street, Suite 401
Somerville, NJ 08876

DISTRIBUTOR

First Fund Distributors, Inc.
4455 E. Camelback Road
Suite 261-E
Phoenix, AZ 85018

ADMINISTRATOR, CUSTODIAN AND
FUND ACCOUNTING AGENT

Investors Bank & Trust Company
P.O. Box 9130
Boston, MA 02117

TRANSFER AND DIVIDEND
DISBURSING AGENT

Investors Bank & Trust Company
P.O. Box 9130
Boston, MA 02117

LEGAL COUNSEL

Dechert
1775 Eye Street, N.W
Washington, D.C. 20006-2401

INDEPENDENT AUDITORS

Ernst & Young LLP
787 Seventh Avenue
New York, NY 10019